Segments (Details 1)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 81,891,992	¥ 580,016,414	¥ 586,060,092	¥ 523,032,392
Mainland PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	76,262,305	540,294,309	448,978,186	270,156,427
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	4,202,290	29,612,277		34,389,531
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 1,427,397	¥ 10,109,828	¥ 137,081,907	¥ 218,486,434